SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of Segment Reporting Information, by Segment

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Reportable segment revenues:
Mining pool	—	—	1,275,106
Data center	—	—	11,825
Cryptocurrency mining	—	—	39,429
Others	5,161	2,167	2,516
Total segment and consolidated revenues	5,161	2,167	1,328,876
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	—	(1,279,757)
Data center	—	—	(9,909)
Cryptocurrency mining	—	—	(13,205)
Others	(7,663)	(1,787)	(1,667)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,663)	(1,787)	(1,304,538)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	—	—	(4,148)
Data center	—	—	(3,269)
Cryptocurrency mining	—	—	(11,354)
Others	(254)	(229)	(106)
Total segment and consolidated cost of revenue-depreciation and amortization	(254)	(229)	(18,877)
Total segment and consolidated cost	(7,917)	(2,016)	(1,323,415)
Reconciling items:
Operating expenses	(24,580)	(17,419)	(29,569)
Other operating income	39	534	300
Government grant	34	21	—
Other operating expenses	(582)	(273)	(14,686)
Net loss on disposal of cryptocurrencies	—	—	6,717
Impairment of cryptocurrencies	—	—	(31,757)
Changes in fair value of derivative instrument	—	—	3,696
Impairment of property and equipment	—	—	(22,392)
Changes in fair value of contingent considerations	—	—	13,936
Impairment of intangible assets	(26,909)	—	(56)
Impairment of goodwill	(19,200)	—	—
Operating loss	(73,954)	(16,986)	(68,350)
Other income, net	—	42	594
Interest income	1,308	242	56
Interest expense	—	—	(775)
Loss from equity method investments	(1,915)	(1,865)	(1,184)
Gain on previously held equity interest	—	—	5,500
Impairment of long-term investments	(1,372)	(4,787)	—
Gain from disposal of subsidiaries	—	—	234
Income tax benefit	1,083	30	359
Net loss	(74,850)	(23,324)	(63,566)